Contingencies - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Sep. 30, 2022	Dec. 31, 2021 EUR (€)
Contingencies [Abstract]
Fair value of guarantees recognized on the balance sheet
Increase (decrease) of off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates	(2)
Off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates			€ 2
Estimated financial effect of contingent liabilities	€ 60
Number of personal injury complaints	300
Number of individuals entered private tolling agreement		60,000
Number of individuals joined census registry	13,500